SUPPLEMENTAL DISCLOSURES OF CASH FLOW INFORMATION	9 Months Ended
Sep. 30, 2017
Supplemental Disclosures Of Cash Flow Information
SUPPLEMENTAL DISCLOSURES OF CASH FLOW INFORMATION

Supplemental disclosures of cash flow information for the nine months ended September 30, 2017 and 2016 was as follows:

	For the Nine Months Ended:
	September 30, 2017	September 30, 2016
Cash paid for interest	$33,429	$29,083
Cash paid for taxes	$—	$—

Warrants issued in connection with note payable	$—	$58,520
Warrants issued in connection with issuance of Series A Preferred Stock	$67,491	$—

Business Combinations:
Current Assets	$1,044,893	$—
Property and equipment, net	$268,398	$—
Intangible assets	$2,498,737	$—
Goodwill	$1,960,328	$—
Other non-current assets	$1,962,140	$—
Assumed liabilities	$(1,258,905)	$—
Deferred revenue	$(22,493)	$—
Other non-current liabilities	$(16,584)	$—
Issuance of common stock	$(7,055,179)	$—
Notes payable	$(907,407)	$—

Dividends on the Series A Preferred Stock totaling $5,286 were approved and declared in 2016. On April 7, 2017, the Company paid cash dividends of $75,695 to shareholders of record as of March 30, 2017. On July 8, 2017, the Company paid cash dividends of $87,907 to shareholders of record as of June 30, 2017. On September 30, 2017, the Company declared and accrued dividends of $87,907 payable to shareholders of record as of September 30, 2017.